Other Non-Current Assets (Details) - Schedule of Other Noncurrent Assets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Noncurrent Assets [Abstract]
Deposits	[1]	$ 6,680,051	$ 8,965,160
Prepaid consulting service expenses		543,200
Deferred contract costs		1,883,333
Others		183,655	68,040
Total		$ 9,290,239	$ 9,033,200

[1]	As of December 31, 2023 and 2022, the balance of deposits represented the deposits made to service providers, who paid utility charges in mining facilities on behalf of the Company. The deposits are refundable upon expiration of the agreement between the Company and the service provider, which may be due 12 months from the effective date of the agreement.